Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment (PP&E)

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation	Oil depots, storage tanks and service stations	Total
Cost - owned PP&E
At 1 January 2020	3,609	1,422	214,352	46,724	2,532	3,474	8,694	280,807
Exchange adjustments	219	6	—	801	33	8	603	1,670
Additions	101	63	6,922	1,539	586	49	864	10,124
Acquisitions	89	—	—	35	5	9	376	514
Transfers from intangible assets	—	—	605	—	—	—	—	605
Reclassified as assets held for sale	—	—	(1,425)	—	—	—	—	(1,425)
Deletions	(146)	(281)	(6,131)	(6,185)	(738)	(491)	(261)	(14,233)
At 31 December 2020	3,872	1,210	214,323	42,914	2,418	3,049	10,276	278,062
Depreciation - owned PP&E
At 1 January 2020	581	697	124,766	21,527	2,006	2,744	4,865	157,186
Exchange adjustments	35	6	—	424	26	9	379	879
Charge for the year	113	46	10,068	1,312	170	77	740	12,526
Impairment losses	8	9	11,705	744	2	4	3	12,475
Impairment reversals	—	(1)	(83)	—	—	(5)	—	(89)
Reclassified as assets held for sale	—	—	(326)	—	—	—	—	(326)
Deletions	(45)	(126)	(5,579)	(3,976)	(359)	(448)	(201)	(10,734)
At 31 December 2020	692	631	140,551	20,031	1,845	2,381	5,786	171,917
Owned PP&E - net book amount at 31 December 2020	3,180	579	73,772	22,883	573	668	4,490	106,145
Right-of-use assets - net book amount at 31 December 2020[b]	—	1,254	77	792	21	2,855	3,692	8,691
Total PP&E - net book amount at 31 December 2020	3,180	1,833	73,849	23,675	594	3,523	8,182	114,836
Cost - owned PP&E
At 1 January 2019	3,562	1,502	232,684	45,721	2,747	10,183	8,866	305,265
Exchange adjustments	(22)	5	—	(158)	15	(3)	(69)	(232)
Additions	88	93	13,237	2,433	172	274	644	16,941
Acquisitions	51	—	—	—	—	—	8	59
Transfers from intangible assets	—	—	1,885	—	—	—	—	1,885
Reclassified as assets held for sale	(26)	—	(22,602)	—	(76)	(6,708)	—	(29,412)
Deletions	(44)	(178)	(10,852)	(1,272)	(326)	(272)	(755)	(13,699)
At 31 December 2019	3,609	1,422	214,352	46,724	2,532	3,474	8,694	280,807
Depreciation - owned PP&E
At 1 January 2019	626	697	133,687	20,512	2,041	7,819	5,146	170,528
Exchange adjustments	(4)	5	—	(63)	12	(3)	(45)	(98)
Charge for the year	44	59	13,012	1,705	168	173	420	15,581
Impairment losses	1	1	5,871	64	1	404	4	6,346
Impairment reversals	—	—	(129)	—	—	(2)	—	(131)
Reclassified as assets held for sale	—	—	(17,764)	—	(69)	(5,478)	—	(23,311)
Deletions	(86)	(65)	(9,911)	(691)	(147)	(169)	(660)	(11,729)
At 31 December 2019	581	697	124,766	21,527	2,006	2,744	4,865	157,186
Owned PP&E - net book amount at 31 December 2019	3,028	725	89,586	25,197	526	730	3,829	123,621
Right-of-use assets - net book amount at 31 December 2019[b]	—	1,196	128	1,241	16	3,385	3,055	9,021
Total PP&E - net book amount at 31 December 2019	3,028	1,921	89,714	26,438	542	4,115	6,884	132,642

Assets under construction included above
At 31 December 2020								17,259
At 31 December 2019								23,897
Depreciation charge for the year on right-of-use assets
2020		192	43	637	10	829	579	2,290
2019		220	31	671	9	784	526	2,241
[a] For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.
[b] $284 million (2019 $653 million) of drilling rig right-of-use assets and $2,521 million (2019 $2,929 million) of shipping vessel right-of-use assets are included in Plant, machinery and equipment and Transportation respectively.